Impairment of assets	6 Months Ended
Jun. 30, 2024
Impairments [Abstract]
Disclosure of impairment of assets [text block]	Impairment and losses on sale of businesses and fixed assetsNet impairment charges and losses on sale of businesses and fixed assets for the second quarter and half year were $1,309 million and $2,046 million respectively, compared with net charges of $1,269 million and $1,357 million for the same periods in 2023 and include net impairment charges for the second quarter and half year of $1,296 million and $1,945 million respectively, compared with net impairment charges of $1,208 million and $1,167 million for the same periods in 2023.